Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Group's Deferred Tax Assets and Liabilities	Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Group’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Advertising expense	221,113	239,937
Net operating loss carry-forward	103,060	117,595
Accrued expenses	43,631	26,196
Impairment on long-term investments and game copyright	11,336	14,117
Less: valuation allowance	(321,354)	(360,781)
Deferred tax assets, net	57,786	37,064
Deferred tax liabilities:
Intangible assets acquired	259,247	222,576
Deferred tax liabilities, net	259,247	222,576

Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax	Reconciliation between income tax expense computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision for income tax is as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net income before provision for income tax	2,549,735	3,439,535	3,867,919
PRC statutory tax rate	25%	25%	25%
Income tax expense at statutory tax rate	637,434	859,884	966,980
Permanent differences	(446)	20,135	24,406
Change in valuation allowance	5,990	98,862	39,427
Effect of income tax rate difference in other jurisdictions	80,085	156,136	257,449
Effect of tax holidays and preferential tax rates	(278,062)	(435,369)	(404,461)

Provision for income tax	445,001	699,648	883,801

Increase in Income Tax Expenses and Net Income Per Share Amounts
If Beijing Momo IT, Chengdu
Momo
and Tantan Technology
did not enjoy income tax exemptions and preferential tax rates for the years ended December 31, 2017, 2018 and 2019, the increase in income tax expenses and resulting net income per share amounts would be as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Increase in income tax expenses	278,062	435,369	404,461
Net income per ordinary share attributable to Momo Inc. - basic	4.74	5.85	6.18
Net income per ordinary share attributable to Momo Inc. - diluted	4.50	5.59	5.86